Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,227,200
Total Fee Amount	16,879.58
Total Offset Amount	0
Net Fee	$ 16,879.58
Offset Table N/A	N/A